COMMITMENTS AND CONTINGENCIES (Details - Finance lease) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Mar. 31, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Finance lease, weighted-average remaining lease term			6 months	1 year
Finance lease, weighted-average discount rate	0.00%	0.00%	15.00%	15.00%
Operating cash flows from finance leases	$ 0	$ 0	$ 0	$ 0
Financing cash flows from finance leases	$ 0	$ 1,150	$ 0	$ 0